S000033315 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	22.34%	11.19%	11.72%
S&P Global Natural Resources Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	28.86%	10.61%	10.38%
Morningstar® Global Upstream Natural Resources Index℠
Prospectus [Line Items]
Average Annual Return, Percent	[1]	30.78%	11.52%	11.45%
FlexShares Morningstar Global Upstream Natural Resources Index Fund
Prospectus [Line Items]
Average Annual Return, Percent		29.94%	10.98%	10.92%
FlexShares Morningstar Global Upstream Natural Resources Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		28.96%	10.03%	10.08%
FlexShares Morningstar Global Upstream Natural Resources Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		18.24%	8.58%	8.84%

[1]	Reflects no deduction for fees, expenses or taxes.